CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net (loss)/income	$ (87,299)	$ 280,183
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	6,278	5,923
Amortization of right-of-use assets	13,300	0
Income tax expenses	0	15,912
Loss on disposal of fixed assets	291	0
Changes in operating assets and liabilities:
Accounts receivable	14,813	140,088
Inventories	9,228	174,258
Prepaid expenses and other current assets	(6,409)	161,775
Accrued expenses and other payables	(96,775)	(31,026)
Value added and other taxes payable	0	10,414
Net cash (used in)/provided by operating activities	(146,573)	757,527
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investment	330,269	0
Payment of deposit for acquisition	(453,776)	0
Purchase of property, plant and equipment	(7,571)	0
Purchase of available-for-sale investment	0	(342,706)
Net cash used in investing activities	(131,078)	(342,706)
Cash flows from financing activities:
Proceeds from Private Placement	145,000	0
Proceeds from short term loans	467,849	206,070
Repayment of short term loans	(198,599)	(208,926)
Advances to the related companies	114,413	74,937
Repayment from the related companies	(177,904)	(489,129)
Net cash provided by/(used in) financing activities	350,759	(417,048)
Effect of exchange rate changes on cash	(17,695)	6,656
Net increase in cash	55,413	4,429
Cash at beginning of year	5,377	948
Cash at end of year	60,790	5,377
Supplemental information:
Cash paid for income tax	15,309	601
Cash paid for interests	10,208	11,268
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	$ 312,489	$ 0